Voya Retirement Insurance and Annuity Company

and its

Variable Annuity Account I

Retirement Master

A Group Deferred Fixed and Variable Annuity Contract

Supplement Dated May 23, 2024, to the Contract Prospectus,

Initial Summary Prospectus, and Updating Summary Prospectus,

each dated May 1, 2024, as amended

This supplement to the variable annuity account contract prospectus (“contract prospectus”), initial summary prospectus, and updating summary prospectus, updates and amends certain information contained in them. Please read this supplement carefully and keep it with the contract prospectus, initial summary prospectus, and updating summary prospectus that you may have received, for future reference. Capitalized terms not defined in this supplement shall have the meaning given to them in the contract prospectus, initial summary prospectus, and updating summary prospectus.

_______________________________________________

NOTICE OF IMPORTANT INFORMATION ABOUT YOUR

CONTRACT PROSPECTUS, INITIAL SUMMARY PROSPECTUS,

AND UPDATING SUMMARY PROSPECTUS

CONTRACT PROSPECTUS

A footnote in the APPENDIX A: FUNDS AVAILABLE UNDER THE CONTRACT (“APPENDIX A”), of the contract prospectus has been revised. In that regard, the footnote** at the bottom of APPENDIX A (page 60) of the contract prospectus is hereby replaced in its entirety with the following:

**Effective on or about July 12, 2024, the Voya Balanced Portfolio (Class I shares) will merge into the Voya Balanced Income Portfolio (Class I shares) (a series of Voya Investors Trust).

INITIAL SUMMARY PROSPECTUS

A footnote in the APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (“APPENDIX”), of the initial summary prospectus has been revised. In that regard, the footnote** at the bottom of the APPENDIX (page 21) of the initial summary prospectus is hereby replaced in its entirety with the following:

**Effective on or about July 12, 2024, the Voya Balanced Portfolio (Class I shares) will merge into the Voya Balanced Income Portfolio (Class I shares) (a series of Voya Investors Trust).

X.130822-24	May 2024

UPDATING SUMMARY PROSPECTUS

A bullet point in the Investment Options section of the UPDATED INFORMATION ABOUT YOUR CONTRACT (“Investment Options”), section of the updating summary prospectus has been revised. In that regard, the third bullet point of the Investment Options subsection (page 5) of the updating summary prospectus is hereby replaced in its entirety with the following:

•	Effective on or about July 12, 2024, the Voya Balanced Portfolio (Class I shares) will merge into the Voya Balanced Income Portfolio (Class I shares) (a series of Voya Investors Trust).

A footnote in the APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (“APPENDIX”), of the updating summary prospectus has been revised. In that regard, the footnote** at the bottom of the APPENDIX (page 11) of the updating summary prospectus is hereby replaced in its entirety with the following:

**Effective on or about July 12, 2024, the Voya Balanced Portfolio (Class I shares) will merge into the Voya Balanced Income Portfolio (Class I shares) (a series of Voya Investors Trust).

MORE INFORMATION IS AVAILABLE

More information about the funds available through your contract, including information about the risks associated with investing in them can be found in the contract prospectus, summary prospectus, and Statement of Additional Information for each fund. You may obtain these documents by contacting us at our:

Customer Service

P.O. Box 990063

Hartford, CT 06199-0063

1-800-584-6001

If you received a summary prospectus for any of the funds available through your contract, you may obtain a full contract prospectus and other fund information free of charge by either accessing the internet address, calling the telephone number, or sending an email request to the email address shown on the front of the fund’s summary prospectus.

Insurance products, annuities and retirement plan funding issued by (third party administrative services may also be provided by) Voya Retirement Insurance and Annuity Company, One Orange Way, Windsor, CT 06095. Securities are distributed by Voya Financial Partners, LLC (member SIPC). Securities may also be distributed through other broker-dealers with which Voya Financial Partners, LLC has selling agreements.

X.130822-24	May 2024